                               Academy Funds Trust
                      Supplement dated April 9, 2008 to the
         Prospectus dated December 31, 2007 (amended February 12, 2008)

The  "Management of the Funds" section on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

                             MANAGEMENT OF THE FUNDS

Under the supervision of the Trust's Board of Trustees, Academy Asset Management
LLC, Mellon Bank Center, 1735 Market Street, Suite 3930, Philadelphia, PA 19103,
makes  investment  decisions for the Funds.  For its services to the Funds,  the
Adviser is entitled to receive an annual fee of 0.85% of the Core Equity  Fund's average daily net assets, and 1.00% of the Select  Opportunities  Fund's average daily net assets.  The Adviser has  contracted,  through  December 31, 2008,  to waive its fees and/or pay Fund expenses so that each Fund's annual net operating expenses  (excluding any taxes,  interest,  brokerage  fees,  and  extraordinary expenses) do not exceed 2.00%.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory agreement will be available in the Funds' semi-annual report to shareholders for the period ended June 30, 2008.

Portfolio Manager
David Jacovini is the portfolio manager for the Funds. Mr. Jacovini is the Chief
Executive  Officer of Academy Asset Management LLC and has been with the company since its formation in 2007.  From 2006 to 2007,  Mr.  Jacovini was President of
VLI Capital  Management LLC (OVLIO) where he managed  portfolios for individual, high net-worth, and institutional  investors.  Before founding VLI, Mr. Jacovini worked as a derivatives  marketer at Deutsche Bank AG in New York  following his
2002 graduation  from the MIT Sloan School of Management  where he earned an MBA with a  concentration  in Financial  Engineering.  Prior to earning his MBA, Mr.
Jacovini was employed in the Municipal  Strategy Group at Prudential  Securities
Incorporated in New York.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

                                      * * *

                Please keep this Supplement for future reference.

                               Academy Funds Trust
                      Supplement dated April 9, 2008 to the
           Statement of Additional Information dated December 31, 2007

The Fund officer chart on page 18 of the Statement of Additional  Information is deleted in its entirety and replaced with the following:

--------------------------- ------------------ ----------- --------------------------- ----------------- ---------------------
                                                                                          Number of
                                                                                        Portfolios in
                                               Length of                                 Fund Complex
                            Position(s) Held   Time         Principal Occupation(s)        Overseen      Other Directorships
Name, Address and Age        with the Trust    Served         During Past 5 Years          Officer         Held by Officer
--------------------------- ------------------ ----------- --------------------------- ----------------- ---------------------
David Jacovini                President and    Since 2007  Chief Executive Officer,           2                  None
                                Treasurer                  Academy Asset Management
Mellon Bank Center                                         LLC, Since 2007;
1735 Market Street                                         President, VLI Capital
Suite 3930                                                 Management LLC, 2006 to
Philadelphia Pa 19103                                      2007; Derivatives
                                                           Marketer,  Deutsche Bank
Age:  32                                                   AG, 2002 to 2005.
--------------------------- ------------------ ----------- --------------------------- ----------------- ---------------------
Michael D. Gries             Vice President    Since 2007  Vice President, Academy            2                 None
                                                           Asset Management LLC,
Mellon Bank Center                                         Since 2007; Assistant
1735 Market Street                                         Director of MBA
Suite 3930                                                 Admissions,  MIT Sloan
Philadelphia Pa 19103                                      School of Management,
                                                           2007; Equity Analyst,
Age:  33                                                   theStreet.com Ratings,
                                                           2005 to 2007; Web Editor,
                                                           Lawyers Weekly, Inc.,
                                                           2003 to 2005.
--------------------------- ------------------ ----------- --------------------------- ----------------- ---------------------

Additionally,  the "Portfolio  Managers"  section of the Statement of Additional
Information,  which  begins on page 22, is deleted in its  entirety and replaced with the following:

                                PORTFOLIO MANAGER

Other Accounts Managed

The following chart lists certain  information about types of other accounts for which the portfolio manager is primarily responsible as of December 31, 2007.

                                                        Number of Accounts
                                                               with              Total Assets in
                        No. of        Total Assets      Performance-Based         Accounts with
Name                   Accounts          Managed               Fees          Performance-Based Fees

David Jacovini             4          $8,450,000.00             0                      $0

Description of Potential Material Conflicts of Interest

     The  portfolio  manager has  day-to-day  management  responsibilities  with respect to other investments  accounts and,  accordingly,  may be presented with potential or actual conflicts of interest.

     The  management  of other  accounts  may  result in the  portfolio  manager devoting  unequal time and attention to the management of the Funds and/or other accounts. In approving the Advisory Agreement,  the Board was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Funds and that the Adviser seeks to manage such  competing  interests for the time and attention of the portfolio manager.

     With  respect  to  securities  transactions  for  the  Funds,  the  Adviser determines which broker to use to execute each transaction,  consistent with its duty to seek best  execution of the  transaction.  For buy or sell  transactions considered simultaneously for the Funds and other accounts, orders are placed at the same time.  The  portfolio  manager  uses his best efforts to ensure that no client is treated  unfairly  in  relation  to any other  client over time in the allocation  of securities  or the order of the  execution of  transactions.  The portfolio  manager  generally  allocates  trades on the  basis of  assets  under management  so that the  securities  positions  represent  equal  exposure  as a percentage of total assets of each client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in  fulfilling  investment  opportunities  are to some extent  minimized.  If an aggregated  trade  order  is not  substantially  filled,  it will  generally  be allocated pro rata.

     Other than the general  potential  conflicts  noted  above,  the  portfolio manager is not subject to any other specific potential conflicts of interest.

Compensation

     The named portfolio  manager receives a fixed base salary from the Adviser.
The  portfolio  manager  may also  participate  in  benefit  plans and  programs available generally to all employees.

Fund Shares Owned by the Portfolio Manager

     As of December 31, 2007,  the  portfolio  manager did not own shares of the
Funds.

                                      * * *

                Please keep this Supplement for future reference.